Other Income and Expenses - Summary of Other Operating Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [Abstract]
Virtual credits breakage income	¥ 815	¥ 1,491	¥ 347
Gain on divestiture of business and subsidiaries	10,444	1,731
Gain on sale of land		2,461
Others	752	209	127
Total	¥ 12,011	¥ 5,892	¥ 474